SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited interim financial information
a.	Unaudited interim financial information:

The accompanying consolidated balance sheet as of June 30, 2013, consolidated statements of operations for the three and six months ended June 30, 2013 and 2012 and consolidated statements of cash flows for the three and six months ended June 30, 2013 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, the Company's consolidated results of operations for the three and six months ended June 30, 2013 and 2012 and the Company's consolidated cash flows for the three and six months ended June 30, 2013 and 2012.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 19, 2013.

Results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013.

Use of estimates

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
d.	Principles of consolidation:

Our consolidated financial statements include the accounts of the Company and its' wholly and majority owned subsidiaries, referred to herein as the group.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.